1. Corporate Information, Plan of Business Operations and Going Concern	12 Months Ended
Dec. 31, 2018
Corporate Information Plan Of Business Operations And Going Concern
Corporate Information, Plan of Business Operations and Going Concern

Note 1 — Corporate Information, Plan of Business Operations and Going Concern

The consolidated financial statements of Prime Acquisition Corp. and its wholly-owned subsidiaries (collectively, the “Group”) for the year ended December 31, 2018 were authorized for issue in accordance with a resolution of the directors on May 1, 2019. Prime Acquisition Corp. (the “Company”) is a Cayman Islands exempted company initially organized as a blank check company for the purpose of acquiring, through a merger, share exchange, asset acquisition, plan of arrangement, recapitalization, reorganization or similar business combination, an operating business in 2010. The registered office is located at No 322, Zhongshan East Road, Shijiazhuang, Hebei Province 05001, China.

The Group is principally engaged in the ownership and management of investment property (see note 14 — Investment Properties). On September 30, 2013, the Company consummated a business combination (the “Business Combination”), through Prime Luxembourg S.a.r.l (a Luxembourg company and wholly-owned subsidiary of the Company, “LuxCo”), by acquiring 100% of Seba S.r.l. (“Seba”), Nova S.r.l. (“Nova”), Delfin S.r.l. (“Delfin”), SIM S.r.l. (“SIM”), Dieci Real Estate S.r.l. (“Dieci”), Ellegi S.r.l. (“Ellegi”), G.S.I. S.r.l. (“GSI”), Magfin S.r.l. (“Magfin”), all are Italian limited liability companies (collectively the “Subsidiaries”) for an aggregate of 1,719,317 ordinary shares. The fair value of the shares is the closing market price of the Company at the acquisition date, at $10.96 per share. The fair value of the consideration given was therefore $18,843,714. As a result of this Business Combination, eleven properties were acquired. All of the properties in the portfolio are commercial real estate assets located in Italy. The existing strategic management function and associated processes were acquired with the property and, as such, the Company’s management considered this transaction the acquisition of a business, rather than an asset acquisition. During 2014 and 2015, the Company ceased control of Seba and SIM, respectively.

During 2015, the Company established a new subsidiary in Italy, Imperatrice S.r.l. (“Imperatrice”), through LuxCo. This new subsidiary was established for the potential future acquisitions of real estate investment properties in Italy. The Company owned 100% of Imperatrice. On December 31, 2017, the Company ceased the operations of Imperatrice through a voluntary liquidation process (“Imperatrice Liquidation”). As of December 31, 2017, there were no acquisitions of real estate investment properties consummated by Imperatrice.

On November 10, 2017, Francesco Rotondi elected to exercise the Option Agreement connected to the Stock Purchase Agreement to purchase Seba in 2014 (the “Seba Purchase Agreement”). As a result, the Company entered into a Stock Purchase Agreement (the “Nova Purchase Agreement”) with LuxCo, Nova, at the time LuxCo’s wholly owned subsidiary, Francesco Rotondi and Giuseppe Pantaleo (a related party of Mr. Rotondi). Pursuant to the Nova Purchase Agreement, on November 10, 2017, Messrs. Rotondi and Pantaleo acquired all of the outstanding equity interests in Nova in exchange for the return of 53,828 of the Company’s shares (the “Nova Consideration Shares”, the Nova Purchase Agreement event “Nova Sale”). Nova’s sole asset consisted of two floors of Corso Europa 22, an office building in central Milan. As a result, immediately following the closing of the Nova Purchase Agreement, the Company had a total of 1,903,723 ordinary shares outstanding and 139,628 shares as treasury shares. Subsequent to the closing of the Nova Purchase Agreement, the Company’s portfolio was comprised of nine properties (see note 14 — Investment Properties).

On February 8, 2018, the Company closed on the sale of approximately 52% (which translates to approximately 2,246 sqm of gross leasable area) of the via Lazio building owned by the subsidiary, Ellegi, an office property in southwest Milan, for €1.85 million (approximately US$2.27 million as of February 8, 2018). The proceeds of the sale were primarily used to repay the outstanding mortgage on this property. The remaining portion of the building is 100% occupied by tenants subsequent to the sale.

On February 9, 2018, we entered into a contract offering an unrelated entity to purchase via Buozzi property owned by the subsidiary Ellegi for €150,000. This contract was executed and closed on December 20, 2018. As a result, the Company sold the via Buozzi property for the contract price of €150,000 (approx. $171,000 as of December 20, 2018). Subsequent to the sale of a portion of the via Lazio property and via Buozzi property, the Company’s portfolio is comprised of eight properties (see note 14 — Investment Properties).

The accompanying consolidated financial statements have been prepared assuming the Group will continue as a going concern. Although the Group has generated an operating profit and positive cash flows from operations for the year ended December 31, 2018, it has substantial working capital deficiencies as of December 31, 2018, 2017 and 2016. This factor raise substantial doubt about the Group’s ability to continue as a going concern.

The real estate portfolio of eight properties as of December 31, 2018 in Italy did not generate sufficient positive cash flows. Management believes that when the market conditions are more favorable, more of these properties may be sold to generate cash. Although real estate transactions in the greater Milan area have improved during 2017, compared to 2016 and 2015, the economic growth has slowed down during 2018. As such, there still have been relatively fewer sales transactions when compared to the pre-financial crisis level and an actual transaction may take longer than viable for the Company’s current needs.

The Group’s ability to continue as a going concern is dependent upon management’s ability to generate profitable operations in the future and obtain the necessary financing to meet obligations and pay liabilities arising from business operations when they come due. If the Group does not generate profitable operations or obtain the necessary financing, the Group may not have enough operating funds to continue to operate as a going concern. There is no assurance that the Company will be able to secure such financing. A failure to generate profitable operations or obtain additional financing could prevent the Group from paying current obligations, allow the hiring of additional resources and continue its operating strategy. The Group is actively seeking additional capital through private placements of equity and debt.

The funding of the Group has been primarily by the Company entering into interest bearing unsecured convertible promissory notes with one of the directors (see note 20 — Related Party Transactions and Balances). However, if additional financing from a different source is not obtained, the Group may not be able to execute its business plan and may need to curtail certain of its operations.

The Group continues to seek additional capital and liquidity sources through investment bankers and potential investors. Management is continuously in discussions with several funding sources for a combination of debt and equity financing. However, there can be no assurance the Group will be able to obtain funding from these sources.